UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22746

American Funds Inflation Linked Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: November 30, 2013

Courtney R. Taylor

American Funds Inflation Linked Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Inflation Linked Bond FundSM Annual report for the period ended November 30, 2013

American Funds Inflation Linked Bond Fund seeks to provide inflation protection and income consistent with investment in inflation linked securities.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the periods ended December 31, 2013 (the most recent calendar quarter-end):

Class A shares	1 year	Lifetime (since 12/14/12)

Reflecting 2.50% maximum sales charge	-10.09%	-10.25%

The fund’s estimated gross expense ratio for Class A shares is 0.79% as of the prospectus dated February 1, 2014 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses for each share class. This reimbursement will be in effect through at least January 31, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund’s most recent prospectus for details.

Although the fund has plans of distribution for some share classes, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Expenses shown assume fees for distribution services were charged on these assets. However, because fees for distribution services were not charged on these assets, actual fund expenses were lower and total return was higher. See the “Plans of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

The fund’s 30-day yield for Class A shares as of December 31, 2013, reflecting the 2.50% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 0.25%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The values of inflation linked bonds generally fluctuate in response to changes in real interest rates. Inflation linked bonds may experience greater losses than other debt securities with similar durations. There can be no assurance that the value of inflation linked securities will be directly correlated to changes in interest rates. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Invest with the
goal of preserving
purchasing power.

Contents
1	Letter to investors
3	The value of a $10,000 investment
4	Investment portfolio
7	Financial statements
21	Board of trustees and other officers

Fellow investors:

The recent environment for investors in inflation-linked bonds has been challenging. Market returns were hurt by both rising Treasury yields (which move inversely to prices) and a downward trend in inflation expectations. Against this difficult backdrop, American Funds Inflation Linked Bond Fund produced a total return of -7.0% for the period from its inception on December 14, 2012, through November 30, 2013.

By way of comparison, the unmanaged Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (a broad measure of the market in which the fund primarily invests) returned -7.8% over the same period. Issued by the U.S. Treasury, the values of TIPS are directly linked to the U.S. Consumer Price Index for All Urban Consumers. The Lipper Inflation-Protected Bond Funds Average (a peer group measure) returned
-6.8%.

Inside the portfolio

As of November 30, 2013, 87.8% of the fund’s portfolio was invested in inflation-linked government bonds — mostly U.S. TIPS. Total returns for higher quality U.S. bonds were generally negative as, for the most part, U.S. Treasury yields rose. Meanwhile, inflation was low and expectations of future inflation levels were muted.

Results at a glance

For periods ended November 30, 2013, with all distributions reinvested

	Total returns
	6 months	Lifetime (since 12/14/12)

American Funds Inflation Linked Bond Fund (Class A shares)	-3.43%	-7.00%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index*	-3.43	-7.75
Lipper Inflation-Protected Bond Funds Average	-3.10	-6.85

*	The index is unmanaged and, therefore, has no expenses.

American Funds Inflation Linked Bond Fund	1

This somewhat historically unusual combination meant that inflation-linked bonds fared relatively poorly. Total returns for U.S. TIPS significantly lagged those of “nominal” (that is, standard, non–inflation linked) Treasuries over the period.

Other fund investments included corporate floating-rate notes — issues that pay bond investors a variable interest rate. Thorough fundamental research has helped us to identify investments with an attractive risk-adjusted return potential in a variety of corporate sectors, including utilities, financials and materials. The fund’s investment professionals have also used financial instruments to actively manage the portfolio’s overall exposure to changes in interest rates. A complete list of fund holdings can be found beginning on page 4.

Looking forward

The fund’s investment professionals have a fairly positive outlook in terms of the return potential of U.S. TIPS over the coming year. We anticipate that a further rise in the general level of interest rates is likely to be limited, given the structural fragility of the U.S. economy. The U.S. Federal Reserve will, in our view, continue to favor low interest rates over the near-term — possibly until the point at which inflation starts to pick up.

What’s more, Fed Vice Chair Janet Yellen (whose term as chairman begins on February 1, 2014) may be more inclined to maintain a low-interest rate policy.

Though we are disappointed by the fund’s recent result, it’s important to remember that its investment approach is designed to preserve purchasing power. Over recent months, valuations among inflation-linked issues have, in our view, become relatively attractive; this, in combination with the possibility of rising inflation expectations in the near future, bode well for the investment environment.

We thank you for making American Funds Inflation Linked Bond Fund part of your portfolio and look forward to reporting to you again in six months.

Cordially,

David A. Hoag
President

January 17, 2014

For current information about the fund, visit americanfunds.com.

American Funds Inflation Linked Bond Fund	2

The value of a $10,000 investment

How a $10,000 investment has fared for the period December 14, 2012, to November 30, 2013, with all distributions reinvested.

Fund results shown reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Results of the Lipper Inflation-Protected Bond Funds Average do not reflect any sales charges.
[3]	The index is unmanaged and, therefore, has no expenses.
[4]	For the period December 14, 2012, (when the fund began operations) through December 31, 2012.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Total return based on a $1,000 investment (for the period ended November 30, 2013)*

Lifetime (since 12/14/12)
Class A shares	-9.36%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses for each share class. This reimbursement will be in effect through at least January 31, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund’s most recent prospectus for details.

Although the fund has plans of distribution for some share classes, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Expenses shown assume fees for distribution services were charged on these assets. However, because fees for distribution services were not charged on these assets, actual fund expenses were lower and total return was higher. See the “Plans of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

American Funds Inflation Linked Bond Fund	3

Investment portfolio November 30, 2013

Investment mix by security type	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	88.7%
Aaa/AAA	1.5
Aa/AA	0.2
A/A	2.5
Baa/BBB	3.1
Short-term securities & other assets less liabilities	4.0

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 95.96%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury inflation-protected securities[1] 87.22%
U.S. Treasury Inflation-Protected Security 0.50% 2015	$10,826	$11,034
U.S. Treasury Inflation-Protected Security 0.125% 2017	103	106
U.S. Treasury Inflation-Protected Security 0.125% 2018[2]	45,681	47,136
U.S. Treasury Inflation-Protected Security 0.625% 2021	19,375	20,044
U.S. Treasury Inflation-Protected Security 0.125% 2022	16,189	15,797	87.22%
U.S. Treasury Inflation-Protected Security 0.125% 2023	964	927
U.S. Treasury Inflation-Protected Security 0.375% 2023	40,589	39,868
U.S. Treasury Inflation-Protected Security 2.375% 2025	435	511
U.S. Treasury Inflation-Protected Security 2.00% 2026	27,133	30,717
U.S. Treasury Inflation-Protected Security 0.625% 2043	18,102	14,304
		180,444	87.22

Utilities 1.92%
MidAmerican Energy Holdings Co. 3.75% 2023[3]	4,000	3,973	1.92

Federal agency bonds & notes 1.48%
Freddie Mac, Series K034, Class A-2, multifamily 3.531% 2023[4,5]	3,000	3,060	1.48

Financials 1.43%
Rabobank Nederland 5.75% 2043	2,590	2,657	1.28
American Express Co. 0.828% 2018[4]	300	300	.15
		2,957	1.43

American Funds Inflation Linked Bond Fund	4

	Principal amount (000)		Value (000)	Percent of net assets
Mortgage-backed obligations[5] 1.16%
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3]		$2,000	$2,008	.97%
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[4]		200	214	.10
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4]		156	173	.09
			2,395	1.16

Materials 1.12%
Glencore Xstrata LLC 1.604% 2019[3,4]		2,400	2,322	1.12

Bonds & notes of governments outside the U.S. 0.91%
German Government 0.75% 2018[1]		€742	1,060	.51
United Mexican States Government, Series M20, 10.00% 2024	MXN	7,500	746	.36
South Africa (Republic of), Series 197, 5.50% 2023[1]	ZAR	544	74	.04
			1,880	.91

Consumer staples 0.57%
Philip Morris International Inc. 3.60% 2023		$1,210	1,190	.57

Health care 0.15%
Pfizer Inc. 0.554% 2018[4]		300	301	.15

Total bonds, notes & other debt instruments (cost: $199,863,000)			198,522	95.96

Short-term securities 4.58%
Army and Air Force Exchange Service 0.10% due 1/27/2014[3]		2,500	2,500	1.21
Wal-Mart Stores, Inc. 0.05% due 12/3–12/18/2013[3]		2,200	2,200	1.06
ExxonMobil Corp. 0.06% due 12/19/2013		2,000	2,000	.97
Fannie Mae 0.04% due 12/4/2013		1,300	1,300	.63
Canada Bill 0.895% due 5/22/2014	C$	1,250	1,169	.57
Federal Home Loan Bank 0.05% due 1/10/2014		$300	300	.14

Total short-term securities (cost: $9,482,000)			9,469	4.58
Total investment securities (cost: $209,345,000)			207,991	100.54
Other assets less liabilities			(1,105)	(.54)

Net assets			$206,886	100.00%

American Funds Inflation Linked Bond Fund	5

Forward currency contracts

The fund has entered into a forward currency contract to sell currency as shown in the following table. The average notional amount of open forward currency contracts was $943,000 over the prior five-month period.

			Contract amount		Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 11/30/2013 (000)
Sales:
Euros	1/8/2014	Bank of New York Mellon	$946	€700	$(5)

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $15,988,000 over the prior four-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 11/30/2013 (000)
Receive	6-month EUR-LIBOR	1.227%	8/8/2018	$675	$(10)
Receive	3-month USD-LIBOR	1.46375	11/26/2018	2,000	(1)
Receive	3-month USD-LIBOR	1.434	11/29/2018	8,000	10
Receive	3-month USD-LIBOR	1.46625	12/3/2018	8,500	—
Receive	3-month USD-LIBOR	2.751	11/6/2023	1,200	7
Receive	3-month USD-LIBOR	2.80625	11/7/2023	8,000	6
Receive	3-month USD-LIBOR	2.775	11/8/2023	3,000	11
Receive	3-month USD-LIBOR	2.782	11/8/2023	3,000	9
Receive	3-month USD-LIBOR	3.566	10/28/2043	400	13
Receive	3-month USD-LIBOR	3.755	12/3/2043	2,500	—
					$ 45

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,171,000, which represented .57% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,003,000, which represented 6.29% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols

C$ = Canadian dollars

€ = Euros

MXN = Mexican pesos

ZAR = South African rand

See Notes to Financial Statements

American Funds Inflation Linked Bond Fund	6

Financial statements

Statement of assets and liabilities at November 30, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $209,345)			$207,991
Cash denominated in currencies other than U.S. dollars (cost: $7)			7
Cash			419
Receivables for:
Sales of investments	$6,952
Sales of fund’s shares	91
Variation margin on interest rate swaps	20
Interest	429		7,492
			215,909
Liabilities:
Unrealized depreciation on open forward currency contracts			5
Payables for:
Purchases of investments	8,955
Investment advisory services	53
Services provided by related parties	7
Trustees’ deferred compensation	—	*
Other	3		9,018
Net assets at November 30, 2013			$206,886

Net assets consist of:
Capital paid in on shares of beneficial interest			$209,335
Undistributed net investment income			26
Accumulated net realized loss			(1,161)
Net unrealized depreciation			(1,314)
Net assets at November 30, 2013			$206,886

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (22,258 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$2,816	303	$9.30
Class R-6	204,070	21,955	9.29

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Inflation Linked Bond Fund	7

Statement of operations for the period December 14, 2012[1] to November 30, 2013	(dollars in thousands)

Investment income:
Income:
Interest		$80
Fees and expenses[2]:
Investment advisory services	$129
Transfer agent services	— [3]
Administrative services	9
Reports to shareholders	5
Registration statement and prospectus	9
Trustees’ compensation	— [3]
Auditing and legal	23
Custodian	— [3]
Insurance	10
Other	13
Total fees and expenses before reimbursement	198
Less reimbursement of fees and expenses	38
Total fees and expenses after reimbursement		160
Net investment loss		(80)

Net realized loss and unrealized depreciation on investments, forward currency contracts, interest rate swaps and currency transactions:
Net realized (loss) gain on:
Investments	(1,002)
Forward currency contracts	3
Interest rate swaps	(39)
Currency transactions	(16)	(1,054)
Net unrealized (depreciation) appreciation on:
Investments	(1,354)
Forward currency contracts	(5)
Interest rate swaps	45	(1,314)
Net realized loss and unrealized depreciation on investments, forward currency contracts, interest rate swaps and currency transactions		(2,368)

Net decrease in net assets resulting from operations		$(2,448)

[1]	Commencement of operations.
[2]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Inflation Linked Bond Fund	8

Statement of changes in net assets for the period December 14, 2012* to November 30, 2013	(dollars in thousands)

Operations:
Net investment loss	$(80)
Net realized loss on investments, forward currency contracts, interest rate swaps and currency transactions	(1,054)
Net unrealized depreciation on investments, forward currency contracts and interest rate swaps	(1,314)
Net decrease in net assets resulting from operations	(2,448)

Net capital share transactions	209,334

Total increase in net assets	206,886

Net assets:
Beginning of period	—
End of period (including undistributed net investment income: $26)	$206,886

*	Commencement of operations.

See Notes to Financial Statements

American Funds Inflation Linked Bond Fund	9

Notes to financial statements

1. Organization

American Funds Inflation Linked Bond Fund (the “fund”) was organized on May 25, 2012, as a Delaware statutory trust. On December 6, 2012, the fund obtained its initial capitalization of $100,000 from the sale of 10,000 Class A shares of beneficial interest to Capital Research and Management Company (“CRMC”), the fund’s investment adviser. Operations commenced on December 14, 2012, upon the initial purchase of investment securities. The fund’s fiscal year ends on November 30. The fund is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide inflation protection and income consistent with investment in inflation linked securities.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

American Funds Inflation Linked Bond Fund	10

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Inflation Linked Bond Fund	11

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2013, all of the fund’s investments were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., the rates of interest one expects to receive after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of inflation linked securities will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also mean that during periods of extreme deflation, the fund may have reduced income to distribute. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

American Funds Inflation Linked Bond Fund	12

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that anticipated changes in interest rates will not be accurately predicted, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Interest rate swaps — The fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed-interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

American Funds Inflation Linked Bond Fund	13

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts and interest rate swaps as of November 30, 2013 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$5
Interest rate swaps	Receivable for variation margin on interest rate swaps	20	Payable for variation margin on interest rate swaps	—
		$20		$5

	Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$3	Net unrealized depreciation on forward currency contracts	$(5)
Interest rate swaps	Net realized loss on interest rate swaps	(39)	Net unrealized appreciation on interest rate swaps	45
		$(36)		$40

Collateral — The fund has entered into a collateral program due to its use of forward currency contracts and interest rate swaps. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the forward currency contract collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. For interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended November 30, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the fund commenced operations.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the period ended November 30, 2013, the fund reclassified $1,000 from undistributed net investment income to capital paid in on shares of beneficial interest and $107,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

American Funds Inflation Linked Bond Fund	14

As of November 30, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$46
Capital loss carryforward*	(846)
Gross unrealized appreciation on investment securities	31
Gross unrealized depreciation on investment securities	(1,724)
Net unrealized depreciation on investment securities	(1,693)
Cost of investment securities	209,684

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

No distributions were paid to shareholders during the period ended November 30, 2013.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.360% of average daily net assets. For the period ended November 30, 2013, the investment advisory services fee was $129,000.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the period ended November 30, 2013, total fees and expenses reimbursed by CRMC were $38,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of November 30, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

American Funds Inflation Linked Bond Fund	15

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the period ended November 30, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services	529 plan services
Class A	$—	$—	*	$2	Not applicable
Class R-6†	Not applicable	—	*	7	Not applicable
Total class-specific expenses	$—	$—	*	$9	Not applicable

*	Amount less than one thousand.
†	Class R-6 shares were offered beginning November 1, 2013.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period December 14, 2012* to November 30, 2013

Class A	$25,000	2,500	$—	—	$(20,500)	(2,197)	$4,500	303
Class R-6†	205,132	21,987	—	—	(298)	(32)	204,834	21,955
Total net increase (decrease)	$230,132	24,487	$—	—	$(20,798)	(2,229)	$209,334	22,258

*	Commencement of operations.
†	Class R-6 shares were offered beginning November 1, 2013.

American Funds Inflation Linked Bond Fund	16

9. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $32,675,000 and $14,739,000, respectively, during the period ended November 30, 2013.

CRMC has agreed to bear all offering and organizational expenses of the fund. The offering costs include state and SEC registration fees. Organizational costs include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC was $20,000. These expenses are not included in the fund’s statement of operations.

10. Ownership concentration

At November 30, 2013, CRMC held all of the fund’s Class A outstanding shares. The ownership represents the seed money invested in the fund when it began operations on December 14, 2012.

At November 30, 2013, the fund’s Class R-6 shares had four shareholders: American Funds 2010 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund and American Funds 2025 Target Date Retirement Fund. Aggregate ownership of the fund’s Class R-6 outstanding shares was 22%, 19%, 30% and 29% respectively. CRMC is the investment adviser to these four target date funds.

American Funds Inflation Linked Bond Fund	17

Financial highlights

		Loss from investment operations[1]
	Net asset value, beginning of period	Net investment loss		Net losses on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net loss to average net assets[3]
Class A:
Period from 12/14/2012 to 11/30/2013[5,6]	$10.00	$(.03)		$(.67)	$(.70)	$9.30	(7.00)%	$2,816	.61%[7]	.43%[7]	(.36)%[7]
Class R-6:
Period from 11/1/2013 to 11/30/2013[6,8]	9.33	—	[9]	(.04)	(.04)	9.29	(.43)	204,070	.03	.03	—	[10]

For the period 12/14/2012 to 11/30/2013[5,6]
Portfolio turnover rate for all share classes	543%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of a reimbursement from CRMC. During the period shown, CRMC reimbursed other fees and expenses.
[4]	Although the fund has plans of distribution for some share classes, fees for distribution services are not paid by the fund on amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[5]	For the period December 14, 2012, commencement of operations, through November 30, 2013.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Annualized.
[8]	Class R-6 shares were offered beginning November 1, 2013.
[9]	Amount less than $.01.
[10]	Amount less than .01%.

See Notes to Financial Statements

American Funds Inflation Linked Bond Fund	18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Inflation Linked Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Inflation Linked Bond Fund (the “Fund”) at November 30, 2013, and the results of its operations, the changes in its net assets and the financial highlights for the period December 14, 2012 (commencement of operations) through November 30, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 2013 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California
January 17, 2014

American Funds Inflation Linked Bond Fund	19

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2013, through November 30, 2013).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6/1/2013	Ending account value 11/30/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$965.73	$2.12	.43%
Class A — assumed 5% return	1,000.00	1,022.91	2.18	.43
Class R-6 — actual return†	1,000.00	964.53	2.31	.47
Class R-6 — assumed 5% return†	1,000.00	1,022.71	2.38	.47

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 1, 2013. The “assumed 5% return” line is based on 183 days.

American Funds Inflation Linked Bond Fund	20

Board of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 68	2012	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	69	None
James G. Ellis, 67	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	69	Quiksilver, Inc.
Leonard R. Fuller, 67	2012	President and CEO, Fuller Consulting (financial management consulting firm)	69	None
R. Clark Hooper, 67 Chairman of the Board (Independent and Non-Executive)	2012	Private investor	71	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.
Merit E. Janow, 55	2012	Dean and Professor, Columbia University, School of International and Public Affairs	68	The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, Ph.D., 58	2012	Clinical Professor and Director, Accounting Program, University of Redlands	65	None
Frank M. Sanchez, 70	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	65	None
Margaret Spellings, 56	2012	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	69	None
Steadman Upham, Ph.D., 64	2012	President and University Professor, The University of Tulsa	68	None

We are saddened by the loss of W. Scott Hedrick who passed away on November 3, 2013. Mr. Hedrick served as an independent board member on the boards of various American Funds since 2007. His wise counsel and friendship will be missed.

“Interested” trustee4,5

Name, age and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
John H. Smet, 57	2012	Director, Capital Research and Management Company; Senior Vice President — Capital Fixed Income Investors, Capital Research and Management Company	20	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

American Funds Inflation Linked Bond Fund	21

Other officers6

Name, age and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
David A. Hoag, 48 President	2012	Senior Vice President — Capital Fixed Income Investors, Capital Research and Management Company;
Senior Vice President — Capital Fixed Income Investors, Capital Guardian Trust Company;[6]
		Senior Vice President — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Kristine M. Nishiyama, 43 Senior Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
Courtney R. Taylor, 38 Secretary	2012	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 46 Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Steven I. Koszalka, 49 Assistant Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 41 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 62 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Inflation Linked Bond Fund	22

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Inflation Linked Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Inflation Linked Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Inflation Linked Bond Fund	23

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

Lit. No. MFGEARX-060-0114O  Litho in USA CT/10276-S38368

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive,

Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2012	Not Applicable
2013	$17,000

b) Audit-Related Fees:
2012	Not Applicable
2013	None

c) Tax Fees:
2012	Not Applicable
2013	$3,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2012	Not Applicable
2013	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2012	None
2013	None

c) Tax Fees:
2012	$1,000
2013	$32,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2012	$2,000
2013	$4,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $2,000 for fiscal year 2012 and $38,000 for fiscal year 2013. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INFLATION LINKED BOND FUND

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: January 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: January 31, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 31, 2014